ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ORGANIZATION AND DESCRIPTION OF BUSINESS
Net loss		$ (2,372)	$ (2,483)	$ (9,826)	$ (9,289)
Sale of common stock	$ 20,000	20,000		20,000
Net Proceeds From Issuance of Initial Public Offering				18,262
Sale of stock		75,000		75,000
Aggregate value		75,000		75,000
Public float less than		75,000		$ 75,000
Issued shares of Common Stock, share				70,897
Issued shares of Common Stock, value				$ 679
Proceeds for issuance, share				15,348	55,549
Cash and cash equivalents		$ 700
Proceeds for issuance, value				$ 112	$ 567